Related parties (Details) - COP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Investments in joint ventures and associates [abstract]
Accounts receivable		$ 9,243	$ 7,748
Loans receivable		447	97,300
Other assets		1,386	7,093
Accounts payable		66,598	72,316
Loans	[1]	1,483,701	1,277,046
Other liabilities		233	1,664
Accounts receivable, Current		9,243	7,748
Accounts receivable, Non-current		0	0
Accounts receivable - Loans, Current		112	97,300
Accounts receivable - Loans, Non-current		335	0
Other assets, Current		1,386	7,093
Other assets, Non-current		0	0
Accounts payable, Current		66,598	72,316
Accounts payable, Non-current		0	0
Loans, Current		1,483,701	1,277,046
Loans, Non-current		0	0
Other liabilities, Current		233	1,664
Other liabilities, Non-current		0	0
Gas Natural del Oriente S.A. E.S.P.
Investments in joint ventures and associates [abstract]
Accounts receivable		0	0
Loans receivable		0	0
Other assets		0	0
Accounts payable		5,211	1,858
Loans		0	0
Other liabilities		0	0
Extrucol S.A.
Investments in joint ventures and associates [abstract]
Accounts receivable		0	0
Loans receivable		0	0
Other assets		0	0
Accounts payable		283	279
Loans		0	0
Other liabilities		0	0
E2 Energia Eficiente S.A. E.S.P.
Investments in joint ventures and associates [abstract]
Accounts receivable		6,797	4,453
Loans receivable		0	0
Other assets		0	0
Accounts payable		1,655	1,264
Loans		0	0
Other liabilities		0	0
Serviport S.A
Investments in joint ventures and associates [abstract]
Accounts receivable			0
Loans receivable			0
Other assets			0
Accounts payable			948
Loans			0
Other liabilities			0
Equion Energy Limited
Investments in joint ventures and associates [abstract]
Accounts receivable		925	1,950
Loans receivable		0	0
Other assets		1,386	7,093
Accounts payable		12,997	32,335
Loans	[1]	1,483,701	1,277,046
Other liabilities		233	1,663
Ecodiesel Colombia S.A
Investments in joint ventures and associates [abstract]
Accounts receivable		1,521	1,345
Loans receivable		0	0
Other assets		0	0
Accounts payable		46,452	35,632
Loans		0	0
Other liabilities		0	1
Interligacao Eletrica Garanhuns S.A [Member]
Investments in joint ventures and associates [abstract]
Accounts receivable		0
Loans receivable		28
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		0
Interligacao Eletrica Paraguacu S.A [Member]
Investments in joint ventures and associates [abstract]
Accounts receivable		0
Loans receivable		28
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		0
Interligacao Eletrica Aimores S.A.
Investments in joint ventures and associates [abstract]
Accounts receivable		0
Loans receivable		28
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		0
Interligacao Eletrica Ivai S.A.[Member]
Investments in joint ventures and associates [abstract]
Accounts receivable		0
Loans receivable		28
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		0
Derivex S.A.
Investments in joint ventures and associates [abstract]
Accounts receivable		0
Loans receivable		335
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		$ 0
Offshore International Group
Investments in joint ventures and associates [abstract]
Accounts receivable	[2]		0
Loans receivable	[2]		97,300
Other assets	[2]		0
Accounts payable	[2]		0
Loans	[2]		0
Other liabilities	[2]		$ 0

[1]	Resources deposited by Equion in Ecopetrol Capital AG.
[2]	Offshore International Group Inc. loan granted by Ecopetrol This company is no longer part of the business group. See note 13.